10. Financial instruments	12 Months Ended
Dec. 31, 2017
Financial Instruments
Financial instruments

Note 10.1 |      Financial instruments by category

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2017
Assets
Trade receivables	5,678,857	-	-	5,678,857
Other receivables	169,167	60,049	13,848	243,064
Cash and cash equivalents
Cash and Banks	81,305	-	-	81,305
Checks to be deposited	1,555	-	-	1,555
Financial assets at fair value through profit or loss:
Government bonds	-	1,239,282	-	1,239,282
Money market funds	-	1,657,976	-	1,657,976
Financial assets at amortized cost:
Government bonds	11,498	-	-	11,498
Total	5,942,382	2,957,307	13,848	8,913,537

As of December 31, 2016
Assets
Trade receivables	3,901,060	-	-	3,901,060
Other receivables	193,110	28,839	7,851	229,800
Cash and cash equivalents
Cash and Banks	194,476	-	-	194,476
Checks to be deposited	2,625	-	-	2,625
Money market funds	-	61,461	-	61,461
Financial assets at fair value through profit or loss:
Government bonds	-	387,279	-	387,279
Derivative financial instruments	-	1,606,636	-	1,606,636
Financial assets at fair value
Government bonds	45,940	-	-	45,940
Total	4,337,211	2,084,215	7,851	6,429,277

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Non-financial liabilities	Total
As of December 31, 2017
Liabilities
Trade payables	9,436,203	-	-	9,436,203
Other payables	331,977	-	6,072,646	6,404,623
Borrowings	4,262,871	-	-	4,262,871
Total	14,031,051	-	6,072,646	20,103,697

As of December 31, 2016
Liabilities
Trade payables	7,053,973	-	-	7,053,973
Other payables	344,188	-	4,893,897	5,238,085
Borrowings	2,823,283	-	-	2,823,283
Total	10,221,444	-	4,893,897	15,115,341

Financial instruments categories have been determined based on IFRS 9.

The income, expenses, gains and losses resulting from each category of financial instruments are as follow:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2017
Interest income	272,251	-	272,251
Exchange differences	155,157	-	155,157
Bank fees and expenses	(1,215)	-	(1,215)
Changes in fair value of financial assets	-	321,621	321,621
Adjustment to present value	(292)	-	(292)
Total	425,901	321,621	747,522

As of December 31, 2016
Interest income	196,754	-	196,754
Exchange differences	96,701	3,164	99,865
Bank fees and expenses	(3,217)	-	(3,217)
Changes in fair value of financial assets	-	424,099	424,099
Adjustment to present value	(263)	3,147	2,884
Total	289,975	430,410	720,385

As of December 31, 2015
Interest income	96,225	-	96,225
Exchange differences	14,326	5,745	20,071
Bank fees and expenses	(20,117)	-	(20,117)
Changes in fair value of financial assets	-	350,543	350,543
Adjustment to present value	3,984	1,403	5,387
Total	94,418	357,691	452,109

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2017
Interest expense	(1,540,247)	-	(1,540,247)
Other financial results	(41,274)	-	(41,274)
Exchange differences	(537,161)	-	(537,161)
Total	(2,118,682)	-	(2,118,682)

As of December 31, 2016
Interest expense	(1,441,665)	-	(1,441,665)
Other financial results	(36,783)	-	(36,783)
Net gain from the repurchase of Corporate Notes	42	-	42
Exchange differences	(517,573)	-	(517,573)
Total	(1,995,979)	-	(1,995,979)

As of December 31, 2015
Interest expense	(429,899)	-	(429,899)
Other financial results	(22,880)	-	(22,880)
Exchange differences	(914,844)	-	(914,844)
Total	(1,367,623)	-	(1,367,623)

Note	10.2 | Credit quality of financial assets

The credit quality of financial assets can be assessed based on external credit ratings or historical information:

	12.31.17	12.31.16
Customers with no external credit rating:
Group 1 (i)	5,070,859	3,479,399
Group 2 (ii)	230,087	121,206
Group 3 (iii)	377,911	300,455
Total trade receivables	5,678,857	3,901,060

(i)               Relates to customers with debt to become due.

(ii)               Relates to customers with past due debt from 0 to 3 months.

(iii)               Relates to customers with past due debt from 3 to 12 months.

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of these financial assets.